Balance Sheet Components - Goodwill Roll Forward (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Roll Forward]
Beginning balance	$ 15,709	$ 2,486
Goodwill acquired (Note 3)	20,085	13,223	$ 2,486
Ending balance	$ 35,794	$ 15,709	$ 2,486